Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (90,238)	$ (38,905)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	11,770	12,861
Deferred taxes	(437)	184
Provision for doubtful accounts receivable and contract assets	312	1,874
Stock-based compensation	62,042	3,936
Amortization of loan origination fees	6,563	2,361
Payment in kind interest expense	9,036	14,582
Gain on forgiveness of PPP Loan	(2,009)	(5,868)
Change in the estimated fair value of LBF earn-out considerations and warrant liability	(489)	265
Changes in operating assets and liabilities
Accounts receivable	(11,867)	(6,697)
Contract assets	(1,859)	485
Prepaid expenses and other current assets	(2,085)	23
Operating lease right-of-use assets	1,846	0
Other non-current assets	(373)	(757)
Amounts payable to related parties	(689)	(358)
Accounts payable	10,554	2,115
Accrued expenses and other liabilities	(742)	892
Deferred revenue	(254)	(2,666)
Operating lease liabilities	(1,693)	0
Net cash used in operating activities	(10,612)	(15,673)
Cash flows from investing activities
Capital expenditures	(7,267)	(4,022)
Purchase of restricted short term investments	(417)	0
Sale of restricted short term investments	262	910
Net cash used in investing activities	(7,422)	(3,112)
Cash flows from financing activities
Repayments of long-term debt	(45,338)	(638)
Loan Origination Fee for Long Term Debt	0	(75)
Proceeds from PPP and other government loans	0	3,790
Proceeds from issuance of redeemable preferred stock	85,000	0
Issuance cost from preferred stock	(1,418)	0
Proceeds from exercise of common stock warrants	1,368	0
Proceeds from Business Combination and issuance of PIPE shares	78,548	0
Payment of offering costs	(23,704)	0
Payment made on behalf of Mondee Holdings LLC	(5,241)	0
Repurchase of public warrants (Refer to note 4)	(7,481)	0
Net cash provided by financing activities	81,734	3,077
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(365)	(311)
Net increase (decrease) in cash, cash equivalents and restricted cash	63,335	(16,019)
Cash, cash equivalents and restricted cash at beginning of year	15,506	31,525
Cash, cash equivalents and restricted cash at end of year	78,841	15,506
Supplemental cash flow information:
Cash paid for interest	10,820	6,740
Cash paid for income taxes	677	82
Non-cash investing and financing activities
Legacy Mondee shares converted to Mondee Holdings Inc.	6	0
Assumption of net liabilities from Business Combination	15,002	0
Unpaid offering costs	4,656	0
Redeemable Preferred stock dividend accrual	2,906	0
Issuance of common stock warrants	3,891	0
Conversion of warrant classification	536	0
Settlement of related party loan	(20,336)	0
Common control acquisition	(2,000)	0
Issuance of Mondee Holdings LLC Class G units upon modification of debt	$ 9,750	$ 0